Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail)				2 Months Ended	9 Months Ended		12 Months Ended
	Jun. 03, 2016 USD ($) $ / shares shares	May 31, 2016 USD ($) shares	May 11, 2016 USD ($) $ / shares shares	Jun. 30, 2016 shares	Sep. 30, 2016 USD ($) Segment shares	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Segment shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents					$ 5,332,000	$ 7,119,000	$ 4,347,000	$ 1,570,000	$ 6,301,000
Marketable securities					10,313,000		8,524,000
Assets					$ 17,235,000		$ 14,577,000	13,805,000
Cash equivalents maximum maturity period					90 days		90 days
Impairment of long-lived assets					$ 0		$ 0
Amortization of deferred financing costs							0	704,000
Deferred public offering costs		$ 2,100,000			0.0		966,000	0
Deferred aggregate rent					$ 33,000		$ 6,000	7,000
Minimum percentage likelihood of tax benefits being realized upon ultimate settlement					50.00%		50.00%
Uncertain tax positions					$ 0		$ 0	0
Indemnification obligations loss					0		0
Outstanding material claims							0
Indemnification obligation reserve					$ 0		$ 0
Number of operating segment | Segment					1		1
Proceed from exercise of warrants		$ 5,300,000	$ 5,300,000		$ 5,342,000	$ 25,000	$ 25,000	$ 250,000
Warrants exercised, common stock shares | shares		641,743	641,743	641,743
Common stock, shares outstanding | shares					7,767,981		5,796,091	4,952,487
Income tax benefit					$ 0
Revenue from Rights Concentration Risk [Member] | Revenue, Rights Granted [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage					100.00%		100.00%
Money Market Funds [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents fair value					$ 3,993,000		$ 2,422,000	$ 650,000
Commercial Paper [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents fair value							450,000	$ 0
Sperovie Biosciences, Inc [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Assets					0		0
Liabilities					$ 0		$ 0
Common Stock [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Net proceeds from initial public offering of common stock	$ 275,000		$ 10,200,000
Initial Public Offering [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Convertible preferred stock converted into common stock | shares					250,000
Initial public offering of common stock | shares	24,900
Shares issued price per share | $ / shares	$ 12.00
Net proceeds from initial public offering of common stock	$ 300,000
Number of common stock shares issued upon conversion of preferred stock | shares					250,000
Initial Public Offering [Member] | Common Stock [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Initial public offering of common stock | shares	24,900		920,000	944,900
Shares issued price per share | $ / shares	$ 12.00		$ 12.00
Net proceeds from initial public offering of common stock			$ 11,000,000
Pro Forma [Member] | Common Stock [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of common stock shares issued upon conversion of preferred stock | shares							250,000
Series A Convertible Preferred Stock [Member] | Pro Forma [Member]
Nature Of Business And Summary Of Significant Accounting Policies [Line Items]
Convertible preferred stock converted into common stock | shares							250,000